INVESTMENT IN EQUITY SECURITIES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments in equity securities	$ 2,200